Offerings - Offering: 1	Sep. 05, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	124,555
Proposed Maximum Offering Price per Unit | $ / shares	4.32
Maximum Aggregate Offering Price	$ 538,077.60
Fee Rate	0.01531%
Amount of Registration Fee	$ 82.38
Offering Note	Estimated in accordance with Rule 457(c) and Rule 457(h) under the Securities Act, based on the average of the high and low prices of the Registrant’s Class A common stock on the Nasdaq Capital Market on August 29, 2025, which date is within five business days prior to filing this registration statement.Represents shares of common stock that are authorized for issuance under the Glucotrack, Inc. 2024 Equity Incentive Plan, as amended (the “Plan”), pursuant to the amendment to the Plan adopted by the Registrant’s stockholders on May 22, 2025, which increased the number of shares authorized under the Plan to 125,000 shares (as reduced in connection with the Registrant’s one-for-sixty (1:60) reverse stock split, effective June 13, 2025). 445 shares of common stock issuable under the Plan (which reflects the Registrant’s one-for-twenty (1:20) reverse stock split, effective February 3, 2025 and the Registrant’s one-for-sixty (1:60) reverse stock split, effective June 13, 2025) have been previously registered on the Registrant’s registration statement on Form S-8 filed with the Commission on August 19, 2024 (File No. 333-281627). Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also includes an indeterminate number of additional shares of common stock that may become issuable pursuant to the anti-dilution provisions of the Plan.